SHARE-BASED COMPENSATION, Director and Employee LTIP (Details)	12 Months Ended
Mar. 31, 2023 shares
2021 Employee LTIP [Member]
Share-Based Plans [Abstract]
Number of shares authorized (in shares)	3,000,000
2017 Director LTIP [Member]
Share-Based Plans [Abstract]
Number of shares authorized (in shares)	300,000
2017 Director LTIP [Member] | Tranche One [Member]
Share-Based Plans [Abstract]
Shares vesting period	1 year
Shares vesting percentage	50.00%
2017 Director LTIP [Member] | Tranche Two [Member]
Share-Based Plans [Abstract]
Shares vesting period	2 years
Shares vesting percentage	50.00%